UNIFIED SERIES TRUST

2960 N. Meridian St.

Suite 300

Indianapolis, Indiana 46208

September 19, 2012

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Crawford Dividend Opportunity Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 252 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 252 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7030.

Sincerely,

/s/ John C. Swhear

John C. Swhear

Interim President